Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 5,902	$ 6,673	$ 3,704
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	912	937	1,003
Amortization of premiums and accretion of discounts on investment securities, net	5,294	3,283	3,317
Stock compensation expense	163	170	211
Provision for (reversal of) loan losses	573	334	(543)
Gain on sale of securities	(191)	(11)	(105)
Gain from death benefit proceeds on BOLI	(371)
Net gain on sale of other real estate owned	(311)
Deferred income tax expense	459	973	3,885
Net writedown on other real estate owned			414
Decrease in accrued interest receivable	382	285	269
Increase in cash surrender value life insurance	(709)	(771)	(722)
Increase (decrease) in accrued interest payable	166	273	(1)
Increase in deferred compensation liability	400	432	411
Net change in other operating assets and liabilities	(722)	(407)	(1,224)
Net cash provided by operating activities	11,947	12,171	10,619
Cash flows from investing activities
Proceeds from calls, paydowns and maturities of securities available-for-sale	59,189	40,964	42,390
Proceeds from sales of securities available-for-sale	122,171	17,620	114,061
Purchases of investment securities available-for-sale	(160,591)	(10,550)	(162,449)
Increase in federal funds sold	(1,600)
Death benefit proceeds from bank-owned life insurance	1,549
Purchases of bank premises, furniture, fixtures and equipment	(1,042)	(346)	(2,911)
Proceeds from sales of bank premises, furniture, fixtures and equipment		264
Proceeds from sale of other real estate owned	584	812	138
Net (increase) decrease in interest bearing deposits with other banks	(48,927)	(6,547)	47,071
Net cash paid in acquisition of business	(317)
Purchases of Federal Home Loan Bank Stock		(476)	(499)
Net increase in loans	(44,678)	(24,108)	(11,788)
Net cash (used by) provided by investing activities	(73,662)	17,633	26,013
Cash flows from financing activities
Net increase (decrease) in deposits	16,459	35,536	(39,469)
Net (decrease) increase in federal funds purchased		(1,500)	1,500
Net increase (decrease) in securities sold under agreement to repurchase	62,444	(34,532)	(7,785)
Proceeds from exercise of stock options		27	93
Dividends paid to shareholders	(4,874)	(4,706)	(4,697)
Net (decrease) increase in Federal Home Loan Bank advances	(8,969)	(30,000)	10,000
Net cash provided by (used in) financing activities	65,060	(35,175)	(40,358)
Net increase (decrease) in cash and due from banks	3,345	(5,371)	(3,726)
Cash and due from banks, beginning of year	12,592	17,963	21,689
Cash and due from banks, end of year	15,937	12,592	17,963
Supplemental disclosures of cash flow information
Interest	9,065	4,186	3,344
Income taxes	685	410	1,782
Noncash disclosures
Issuance of common stock for acquisition of business	13,557
Real estate acquired by foreclosure	$ 385	$ 260	$ 89